Accounts Receivable (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Receivable [Abstract]
Trade receivables	$ 10,631,787	$ 2,568,183
Provision for expected credit loss	(520,555)
Exchange rate difference	1,406
Accounts receivable	$ 10,112,638	$ 2,568,183